Risk/Return Detail Data - FidelityGlobalCommodityStockFund-RetailPRO	Dec. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Investment Trust
FidelityGlobalCommodityStockFund-RetailPRO | Fidelity Global Commodity Stock Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Global Commodity Stock Fund /Fidelity® Global Commodity Stock Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Global Commodity Stock Fund seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 49 % of the average value of its portfolio.
Portfolio Turnover, Rate	49.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing in securities issued throughout the world. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Normally investing primarily in common stocks. Normally investing at least 80% of assets in stocks of commodities companies . Stocks are a type of equity security that represent an ownership interest in an issuer. Stocks include common stocks (including depositary receipts evidencing ownership of common stock) and preferred stocks. Commodities companies are those principally engaged in the energy, metals, and agriculture group of industries. These companies may include, for example, integrated oil companies; companies engaged in the exploration and production of oil and gas; companies primarily involved in the production and mining of coal, related products, and other consumable fuels; fertilizer and agricultural chemicals companies; producers of aluminum and related products; companies engaged in producing or extracting metals and minerals; producers of gold, precious metals and minerals, and related products; producers of iron and steel; manufacturers of timber and related wood and paper products; and producers of agricultural products, including crop growers, owners of plantations, and companies that produce and process foods. For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities if: (i) at least a plurality of a company's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Allocating investments across different countries and regions. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	8.90%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Mar. 31, 2022
Highest Quarterly Return	30.11%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(32.45%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityGlobalCommodityStockFund-RetailPRO | Fidelity Global Commodity Stock Fund | Fidelity Global Commodity Stock Fund
Risk/Return:
Management fee	0.83%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%	[1]
Total annual operating expenses	0.86%
1 year	$ 88
3 years	274
5 years	477
10 years	$ 1,061
2014	(10.47%)
2015	(27.49%)
2016	30.36%
2017	18.42%
2018	(13.20%)
2019	17.77%
2020	6.00%
2021	26.12%
2022	20.71%
2023	(5.19%)
FidelityGlobalCommodityStockFund-RetailPRO | Fidelity Global Commodity Stock Fund | Return Before Taxes | Fidelity Global Commodity Stock Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	(5.19%)
Past 5 years	12.50%
Past 10 years	4.60%
FidelityGlobalCommodityStockFund-RetailPRO | Fidelity Global Commodity Stock Fund | After Taxes on Distributions | Fidelity Global Commodity Stock Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(5.54%)
Past 5 years	11.95%
Past 10 years	4.14%
FidelityGlobalCommodityStockFund-RetailPRO | Fidelity Global Commodity Stock Fund | After Taxes on Distributions and Sales | Fidelity Global Commodity Stock Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	(2.65%)
Past 5 years	10.00%
Past 10 years	3.59%
FidelityGlobalCommodityStockFund-RetailPRO | Fidelity Global Commodity Stock Fund | MS159
Risk/Return:
Label	MSCI ACWI (All Country World Index) Index
Past 1 year	22.65%
Past 5 years	12.12%
Past 10 years	8.33%
FidelityGlobalCommodityStockFund-RetailPRO | Fidelity Global Commodity Stock Fund | MS404
Risk/Return:
Label	MSCI ACWI (All Country World Index) Commodity Producers Sector Capped Index
Past 1 year	0.08%
Past 5 years	10.45%
Past 10 years	4.17%

[1]	B Adjusted to reflect current fees.
[2]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% was previously charged under the services agreements.